Note 9 - Right of Use Asset and Lease Liability (Details Textual) - USD ($)		12 Months Ended
	Nov. 08, 2019	Dec. 31, 2019
Statement Line Items [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16		12.00%
Disposals, right of use assets	$ 892,000
Disposals, lease liability	$ 695,733	$ 695,733